Summary of Significant Accounting Policies - Schedule of Financial Assets Measured on Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in nonpublic entities that do not report NAV	$ 7,294	$ 1,628
Level 1 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in nonpublic entities that do not report NAV
Level 2 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in nonpublic entities that do not report NAV	7,294	1,602
Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in nonpublic entities that do not report NAV		$ 26